                                                                                    August 27, 2004

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Select Fixed Income Trust (the "Trust")

                        Evergreen Core Bond Fund

Evergreen Strategic Core Bond Portfolio

                        Evergreen Select High Yield Bond Fund (collectively, the "Funds")

                        Post-Effective Amendment No. 31 to Registration Statement on

                        Form N-1A, Nos: 333-36019/811-08365

Dear Sir/Madam:

            Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the "Act"),  the Trust hereby  certifies that (i) the form of  prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's most recent post-effective amendment (Post-Effective Amendment  No. 31 to Registration  Statement Nos. 333-36019/811-08365) (the "Amendment") and (ii) the text of the Amendment was filed electronically via EDGAR on August 26, 2003.

            If you have any questions or would like further information, please call me at (617) 210-3626.

                                                                                    Very truly yours,

                                                                                    /s/ Cathleen M. Livingstone

                                                                                    Cathleen M. Livingstone